Share based compensation (Details 1) - Stock Appreciation Rights (SARs) [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Balance, No. of Units (Biginning) | shares	1,105,838
SARs granted during the year | shares	37,797
SARs exercised/converted/expired during the year | shares	0
SARs forfeited during the year | shares	(1,579)
Balance, No. of Units (Ending) | shares	1,142,056
Balance, Weighted average exercise price | $ / shares	$ 13.99
SARs granted during the year | $ / shares	10.25
SARs exercised/converted/expired during the year | $ / shares	0
SARs forfeited during the year | $ / shares	10.25
Balance, Weighted average exercise price | $ / shares	$ 13.87